Label	Element	Value
Class P1 Prospectus | Managed Risk International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
American Funds Insurance Series® Prospectus Supplement August 1, 2023 (for Class P1 and Class P2 shares prospectuses dated May 1, 2023)

Risk/Return [Heading]	rr_RiskReturnHeading	Managed Risk International Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

1. The footnote under the “Annual fund operating expenses” table in the “Fees and expenses of the fund” section of the prospectus for Managed Risk International Fund is amended to read as follow:

* The investment adviser is currently waiving a portion of its management fees equal to .05% of the fund’s net assets and reimbursing a portion of the other expenses. The reimbursement and waiver will be in effect through at least May 5, 2024. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Keep this supplement with your prospectus.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 05, 2024